UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund:  BlackRock Income Trust, Inc. (BKT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.0%

Interest Only Asset-Backed Securities(a) — 0.0%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 03/15/21(b)	$135	$1,178
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(c)	1,088	56,256
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29	1,633	72,224

Total Asset-Backed Securities — 0.0% (Cost — $411,066)		129,658

Non-Agency Mortgage-Backed Securities — 1.7%

Collateralized Mortgage Obligations — 1.1%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	84	81,906
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 12.51%, 08/25/23(d)	27	27,329
Seasoned Credit Risk Transfer Trust, Class MA:
Series 2018-2, 3.50%, 11/25/57	1,715	1,698,936
Series 2018-3, 3.50%, 08/25/57	2,340	2,317,737
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 4.12%, 08/25/34(b)	496	485,365

		4,611,273

Commercial Mortgage-Backed Securities — 0.5%
CSAIL Commercial Mortgage Securities Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	1,170	1,186,720
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.01%, 06/15/35(b)(c)	310	310,150
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.93%, 05/15/51(b)	6,233	350,463

		1,847,333

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	314	70,301
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	34,180	342

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 05/25/19	$4		$18
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(b)(f)	18,235		18

			70,679

Principal Only Collateralized Mortgage Obligations(f) — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23	15		13,805
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	232		196,973
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	102		75,614

			286,392

Total Non-Agency Mortgage-Backed Securities — 1.7% (Cost — $7,064,622)			6,815,677

U.S. Government Sponsored Agency Securities — 139.7%

Agency Obligations — 2.6%
Federal Housing Administration(a):
USGI Projects, Series 99, 7.43%, 06/01/21-10/01/23	1,589		1,517,977
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	—	(e)	1
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	1		805
Reilly Projects, Series 41, 8.28%, 03/01/20(b)	4		3,811
Residual Funding Corp., 0.00%, 04/15/30(f)	13,000		8,703,086

			10,225,680

Collateralized Mortgage Obligations — 66.0%
Fannie Mae Mortgage-Backed Securities:
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,008,109
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,103,002
Series 2011-8, Class ZA, 4.00%, 02/25/41	6,479		6,522,149
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		14,535,966

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2012-104, Class QD, 4.00%, 09/25/42	$1,639		$1,642,715
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		45,130,009
Series 2018-32, Class PS, 4.65%, 05/25/48(b)	8,850		8,722,201
Series 2010-47, Class JB, 5.00%, 05/25/30	7,379		7,652,764
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 5.55%, 12/25/21(d)	—	(e)	4
Series 2003-135, Class PB, 6.00%, 01/25/34	4,437		4,540,290
Series 2004-31, Class ZG, 7.50%, 05/25/34	5,227		6,073,358
Series 2004-31, Class SD, (1 mo. LIBOR + 12.75%), 8.98%, 04/25/34(d)	2,222		2,412,911
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(d)	63		71,399
Series 2005-73, Class DS, (1 mo. LIBOR + 17.55%), 11.79%, 08/25/35(d)	200		217,069
Series G-07, Class S, (1 mo. LIBOR + 1144.57%), 16.87%, 03/25/21(d)	—	(e)	57
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 20.81%, 08/25/21(d)	3		3,557
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.14%, 01/25/28(b)	559		561,849
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,012,032
Series 4748, Class BM, 3.50%, 11/15/47	3,351		3,170,372
Series 3745, Class ZA, 4.00%, 10/15/40	1,193		1,197,069
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,004,994
Series 3780, Class ZA, 4.00%, 12/15/40	2,253		2,260,455
Series 4269, Class PM, 4.00%, 08/15/41	8,884		9,064,407
Series 4016, Class BX, 4.00%, 09/15/41	15,408		15,794,452
Series 3960, Class PL, 4.00%, 11/15/41	2,859		2,917,676

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 4299, Class JY, 4.00%, 01/15/44	$1,000		$1,002,973
Series 3688, Class PB, 4.50%, 08/15/32	5,498		5,521,443
Series 2731, Class ZA, 4.50%, 01/15/34	3,838		3,933,249
Series 4316, Class VB, 4.50%, 03/15/34	10,787		11,063,245
Series 4615, Class LB, 4.50%, 09/15/41	8,000		8,480,280
Series 3963, Class JB, 4.50%, 11/15/41	800		847,773
Series 4774, Class L, 4.50%, 03/15/48	10,000		10,485,423
Series 3856, Class PB, 5.00%, 05/15/41	10,000		10,516,459
Series 2927, Class BZ, 5.50%, 02/15/35	4,373		4,709,505
Series 2542, Class UC, 6.00%, 12/15/22	934		966,755
Series 0040, Class K, 6.50%, 08/17/24	61		66,698
Series 0019, Class F, 8.50%, 03/15/20	—	(e)	257
Series 2218, Class Z, 8.50%, 03/15/30	1,360		1,536,689
Series 1160, Class F, (1 mo. LIBOR + 40.16%), 30.99%, 10/15/21(d)	2		2,775
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	8,757		8,780,177
Series 2010-112, Class TL, 4.00%, 01/20/39	8,525		8,579,894
Series 2011-80, Class PB, 4.00%, 10/20/39	7,483		7,527,871
Series 2012-16, Class HJ, 4.00%, 09/20/40	10,000		9,986,299
Series 2011-88, Class PY, 4.00%, 06/20/41	15,402		15,261,124
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,123		7,272,953
Series 2004-89, Class PE, 6.00%, 10/20/34	17		17,166

			262,177,874

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2015-M1, Class X2, 0.65%, 09/25/24(b)	$37,644	$975,050
Freddie Mac Mortgage-Backed Securities, Series K074, Class X1, 0.43%, 01/25/28(b)	34,676	884,764

		1,859,814

Interest Only Collateralized Mortgage Obligations — 12.4%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(d)	50	1,012
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(d)	24	582
Series 2013-10, Class PI, 3.00%, 02/25/43	11,194	1,174,889
Series 2018-21, Class IO, 3.00%, 04/25/48	21,140	4,026,910
Series 2011-134, Class ST, (1 mo. LIBOR + 6.00%), 3.78%, 12/25/41(d)	11,396	1,626,377
Series 2016-81, Class CS, (1 mo. LIBOR + 6.10%), 3.88%, 11/25/46(d)	8,821	1,086,678
Series 2017-70, Class SA, 3.93%, 09/25/47(b)	44,618	7,489,762
Series 2012-96, Class DI, 4.00%, 02/25/27	2,380	172,923
Series 2013-45, Class EI, 4.00%, 04/25/43	4,822	890,590
Series 2015-66, Class AS, (1 mo. LIBOR + 6.25%), 4.03%, 09/25/45(d)	51,177	6,322,633
Series 2011-100, Class S, (1 mo. LIBOR + 6.45%), 4.23%, 10/25/41(d)	2,657	385,137
Series 2006-36, Class PS, (1 mo. LIBOR + 6.60%), 4.38%, 05/25/36(d)	5,399	710,402
Series 2011-124, Class GS, (1 mo. LIBOR + 6.70%), 4.48%, 03/25/37(d)	3,510	139,623
Series 2010-74, Class DI, 5.00%, 12/25/39	1,596	73,922
Series 2016-64, Class BI, 5.00%, 09/25/46	11,095	2,155,624
Series 1997-90, Class M, 6.00%, 01/25/28	875	92,356

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 1999-W4, Class IO, 6.50%, 12/25/28	$89		$7,741
Series G92-05, Class H, 9.00%, 01/25/22	—	(e)	12
Series 094, Class 2, 9.50%, 08/25/21	—	(e)	23
Series 1990-136, Class S, (1 mo. LIBOR + 17.60%), 17.87%, 11/25/20(d)	1		1
Freddie Mac Mortgage-Backed Securities:
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 0.02%, 02/15/21(d)	1		1
Series 2559, Class IO, 0.50%, 08/15/30(b)	12		28
Series 3923, Class SD, (1 mo. LIBOR + 6.00%), 3.84%, 09/15/41(d)	46,078		6,545,561
Series 3954, Class SL, (1 mo. LIBOR + 6.00%), 3.84%, 11/15/41(d)	25,744		3,699,314
Series 4611, Class BS, (1 mo. LIBOR + 6.10%), 3.94%, 06/15/41(d)	20,095		2,471,048
Series 3745, Class IN, 4.00%, 01/15/35	2,286		21,864
Series 3744, Class PI, 4.00%, 06/15/39	6,433		753,831
Series 3796, Class WS, (1 mo. LIBOR + 6.55%), 4.39%, 02/15/40(d)	4,438		362,060
Series 4026, Class IO, 4.50%, 04/15/32	1,997		268,087
Series 2611, Class QI, 5.50%, 09/15/32	74		740
Ginnie Mae Mortgage-Backed Securities:
Series 2013-63, Class IO, 0.79%, 09/16/51(b)	12,226		638,199
Series 2014-169, Class IO, 0.84%, 10/16/56(b)	32,241		1,590,804
Series 2016-119, Class IO, 1.12%, 04/16/58(b)	19,973		1,629,895
Series 2016-113, Class IO, 1.19%, 02/16/58(b)	10,271		934,445
Series 2012-97, Class JS, (1 mo. LIBOR + 6.25%), 4.09%, 08/16/42(d)	14,979		1,622,452

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.31%, 12/16/39 (d)	$906		$108,363
Series 2011-52, Class MJ, (1 mo. LIBOR + 6.65%), 4.48%, 04/20/41 (d)	7,214		893,078
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.51%, 04/16/41 (d)	8,502		1,245,586

			49,142,553

Mortgage-Backed Securities — 58.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/33(g)	180		173,660
3.50%, 10/01/48(g)	764		751,798
4.00%, 01/01/41-01/01/57(h)	107,853		109,709,751
4.50%, 08/01/25-09/01/41(h)	41,302		43,013,800
5.00%, 01/01/23-04/01/48(h)	44,143		46,657,888
5.50%, 11/01/18-10/01/39(h)	9,111		9,865,846
6.50%, 12/01/37-10/01/39	3,324		3,695,159
7.50%, 02/01/22	—	(e)	2
9.50%, 01/01/19-09/01/19	—	(e)	190
Freddie Mac Mortgage-Backed Securities:
5.00%, 02/01/22-04/01/22	70		70,812
5.50%, 01/01/39(h)	12,586		13,729,406
9.00%, 09/01/20	1		821
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/20/39	3,151		3,365,052
7.50%, 01/15/23-11/15/23	40		40,164
8.00%, 10/15/22-08/15/27	22		23,001
9.00%, 04/15/20-09/15/21	—		1,074

			231,098,424

Principal Only Collateralized Mortgage Obligations(f) — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 1999-W4, 0.00%, 02/25/29	40		36,336
Series 1991-7, Class J, 0.00%, 02/25/21	1		494
Series G93-2, Class KB, 0.00%, 01/25/23	31		29,389
Series 1993-51, Class E, 0.00%, 02/25/23	10		9,390
Series 203, Class 1, 0.00%, 02/25/23	3		2,841

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (continued)
Series 1993-70, Class A, 0.00%, 05/25/23	$2	$1,628
Series 0228, Class 1, 0.00%, 06/25/23	3	2,453
Series 2002-13, Class PR, 0.00%, 03/25/32	71	63,403
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 0.00%, 11/15/22	10	9,477
Series 1571, Class G, 0.00%, 08/15/23	80	75,527
Series 1691, Class B, 0.00%, 03/15/24	167	153,990
Series T-8, Class A10, 0.00%, 11/15/28	11	10,698

		395,626

Total U.S. Government Sponsored Agency Securities — 139.7% (Cost — $592,199,141)		554,899,971

Total Long-Term Investments — 141.4% (Cost — $599,674,829)		561,845,306

	Shares
Short-Term Securities — 2.8%

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (k)(l)	10,343,462	10,343,462

Total Money Market Funds — 2.6% (Cost — $10,343,462)		10,343,462

	Par(000)

Borrowed Bond Agreement(i)(j)— 0.2%
Credit Suisse Securities (USA) LLC (Purchased on 08/07/18 to be repurchased at $873,623. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $848,655, respectively)	$871	871,150

Total Borrowed Bond Agreement — 0.2% (Cost — $871,150)		871,150

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Total Short-Term Securities — 2.8% (Cost — $11,214,612)		$11,214,612

Total Investments Before Borrowed Bonds and TBA Sale Commitments— 144.2%
(Cost — $610,889,441)		573,059,918

Borrowed Bonds — (0.2%)
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	(848,655)

Total Borrowed Bonds — (0.2)% (Proceeds — $ 842,347)		(848,655)

TBA Sale Commitments — (15.1%)

Mortgage-Backed Securities(g) — (15.1%)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/01/48-11/01/48	26,827	(25,641,922)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/48	$20,500	$(20,700,195)
5.00%, 10/01/48	12,900	(13,541,042)

Total TBA Sale Commitments — (15.1)% (Proceeds — $60,067,067)		(59,883,159)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 128.9%
(Cost — $549,783,846)		512,328,104
Liabilities in Excess of Other Assets — (28.9)%		(114,944,528)

Net Assets— 100.0%		$397,383,576

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Amount is less than $500.
(f)	Zero-coupon bond.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after period end.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,647,934	(2,304,472)	10,343,462	$10,343,462	$13,544	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

IO       Interest Only

OTC   Over-the-Counter

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	2.26%	09/12/18	10/11/18	$8,081,000	$8,090,132	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	3,742,000	3,746,228	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	5,979,000	5,985,756	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	46,707,000	46,759,310	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	6,579,000	6,586,434	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	4,675,000	4,680,283	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	13,232,000	13,246,952	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	3,557,000	3,561,019	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	6,875,000	6,882,769	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	19,546,000	19,568,087	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	18,262,000	18,282,636	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	7,981,000	7,990,019	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	4,655,000	4,660,260	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	1,850,000	1,852,091	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	15,079,000	15,096,039	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.26	09/12/18	10/11/18	10,403,000	10,414,755	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$177,203,000	$177,402,770

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	101	12/19/18	$11,997	$(127,488)

Short Contracts:
90-Day Euro	94	12/17/18	22,875	100,417
10-Year U.S. Ultra Long Treasury Note	176	12/19/18	22,176	406,271
Long U.S. Treasury Bond	284	12/19/18	39,902	1,102,229
5-Year U.S. Treasury Note	869	12/31/18	97,742	668,041
90-Day Euro Dollar	94	03/18/19	22,833	122,766
90-Day Euro-Dollar	63	06/17/19	15,279	67,470
90-Day Euro-Dollar	53	09/16/19	12,842	41,145
90-Day Euro	48	12/16/19	11,623	27,593
90-Day Euro	40	03/16/20	9,684	16,886
90-Day Euro-Dollar	93	06/15/20	22,513	37,081
90-Day Euro	93	09/14/20	22,514	5,693

				2,595,592

				$2,468,104

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust					Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date
4.31%	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	Deutsche Bank AG	N/A	10/01/18	USD	60,000	$(933,826)	$—	$(933,826)
3-Month LIBOR, 2.39	Quarterly	3.43	Semi-annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	60,545	(71,973)	132,518
3-Month LIBOR, 2.31	Quarterly	5.41	Semi-annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	861,748	—	861,748

									$(11,533)	$(71,973)	60,440

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$—	$129,658	$129,658
Non-Agency Mortgage-Backed Securities	—	6,815,677	—	6,815,677
U.S. Government Sponsored Agency Securities	—	553,377,377	1,522,594	554,899,971
Short-Term Securities:
Money Market Fund	10,343,462	—	—	10,343,462
Borrowed Bond Agreement	—	871,150	—	871,150

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Borrowed Bonds	$—	$(848,655)	$—	$(848,655)
TBA Sale Commitments	—	(59,883,159)	—	(59,883,159)

	$10,343,462	$500,332,390	$1,652,252	$512,328,104

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$2,595,592	$994,266	$—	$3,589,858
Liabilities:
Interest rate contracts	(127,488)	(933,826)	—	(1,061,314)

	$2,468,104	$60,440	$—	$2,528,544

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $177,402,770 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31,2018	$146,309	$1,565,394	$1,711,703
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	(4,669)	(663)	(5,332)
Net realized gain (loss)	(58,830)	(540)	(59,370)
Net change in unrealized appreciation (depreciation)(a)	46,848	3,196	50,044
Purchases
Sales		(44,793)	(44,793)

Closing Balance, as of September 30, 2018	$129,658	$1,522,594	$1,652,252

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$46,848	$3,196	$50,044

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:	November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date:	November 19, 2018